Results for the Year - Deferred share activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments	Dec. 31, 2020 EquityInstruments kr / shares	Dec. 31, 2020 EquityInstruments $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year	600,000	700,000
Forfeited		(100,000)	0
Granted			0
Exercised	(194,000)		0
Outstanding at end of year	406,000	600,000	700,000
Exercisable at end of year				326,000	326,000
Share-based payment costs | $	$ 334	$ 2,145	$ 6,170
Exercise price per share | (per share)				kr 0.01	$ 0.0017
Research and development costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment costs | $	63	625	1,547
General and administrative costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment costs | $	$ 271	$ 1,520	$ 4,623
Key Management Personnel
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year	356,000	406,000
Forfeited		(50,000)
Outstanding at end of year	356,000	356,000	406,000
Exercisable at end of year				316,000	316,000
Employees and consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year	244,000	294,000
Forfeited		(50,000)
Exercised	(194,000)
Outstanding at end of year	50,000	244,000	294,000
Exercisable at end of year				10,000	10,000